Related Party Balances and Transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related party balances and transactions [Abstract]
Schedule of Other Payables — Related Parties

Other payables — related parties consist of the following:

		September 30	As of March 31,
	Relationship	2025	2026	2026
		RMB	RMB	US$
Ms. Li	Controlling Shareholder	1,363,693	301,922	43,769
Meridian Industries Limited (“MIL”)	Common controlled by Mr. Ko and Ms. Li	897,914	953,391	138,213
Meridian Group Holdings Limited	An intermediate holding company of Ping An	-	-	-
Wisewing International Ltd (“Wisewing”)	Controlled by Mr. Ko	672,476	182,613	26,473
Meridian (Shenzhen) Holdings Co., Ltd. (“MDSZ”)	Controlled by Mr. Ko	-	1,600,000	231,952
Total		2,934,083	3,037,926	440,407

Schedule of Related Party Transaction Representing Rental Expense

In addition to the guarantees and pledge of assets referred to in note 10, we have the following related party transaction representing rental expense paid to:

	For the six months ended March 31,
	2025	2026	2026
	RMB	RMB	US$

Wisewing International Ltd	195,949	182,973	26,526